BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Oct. 01, 2022 reportingUnit
Basis Of Presentation [Line Items]
Number of reporting units considered to be at risk of future impairment	2
DOLE brand
Basis Of Presentation [Line Items]
Percentage of intangible asset fair value exceeding carrying amount	0.01
Fresh Fruit
Basis Of Presentation [Line Items]
Percentage of reporting unit fair value exceeding carrying amount	0.02
Diversified Fresh Produce - Americas & ROW
Basis Of Presentation [Line Items]
Percentage of reporting unit fair value exceeding carrying amount	0.05